Putnam VT George Putnam Balanced Fund
Fund summary
Goal
Putnam VT George Putnam Balanced Fund seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT George Putnam Balanced Fund		Class IA	Class IB
Management fees		0.52%	0.52%
Distribution and service (12b-1) fees			0.25%
Other expenses	[1]	0.18%	0.18%
Total annual fund operating expenses		0.70%	0.95%
[1]	Restated to reflect current fees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT George Putnam Balanced Fund (USD $)	Class IA	Class IB
1 year	72	97
3 years	224	303
5 years	390	525
10 years	871	1,166

Expense Example, No Redemption Putnam VT George Putnam Balanced Fund (USD $)	Class IA	Class IB
1 year	72	97
3 years	224	303
5 years	390	525
10 years	871	1,166

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 215%.
Investments
We invest mainly in a combination of bonds and common stocks (growth or value stocks or both) of large U.S. companies, with a greater focus on common stocks. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors that we believe will cause the stock price to rise. We buy bonds of governments and private companies that are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the value of the fund’s bond investments is likely to fall if interest rates rise.

Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative.

Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to- date per- formance 1.97% through 3/31/15
Best calendar 13.04% quarter Q2 09
Worst calendar -27.53% quarter Q4 08

Average annual total returns (for periods ending 12/31/14)
Average Annual Total Returns Putnam VT George Putnam Balanced Fund	1 year	5 years	10 years
Class IA	10.93%	11.13%	4.16%
Class IB	10.68%	10.87%	3.90%
S&P 500 Index (no deduction for fees or expenses)	13.69%	15.45%	7.67%
Barclays U.S. Aggregate Bond Index (no deduction for fees or expenses)	5.97%	4.45%	4.71%
George Putnam Blended Index (no deduction for fees or expenses)	10.75%	11.33%	7.08%

The fund’s performance is compared to the Barclays U.S. Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed income securities. The fund’s performance is also compared to the S&P 500 Index, an unmanaged index of large U.S. company stocks. In addition, the fund’s performance is compared to The George Putnam Blended Index, an unmanaged index administered by Putnam Management, 60% of which is the S&P 500 Index and 40% of which is the Barclays U.S. Aggregate Bond Index.

As of May 30, 2014, the S&P 500 Index replaced the Russell 1000 Value Index as the primary benchmark for the equity portion of the fund’s portfolio because, in Putnam Management’s opinion, it is more representative than the Russell 1000 Value Index of the large company stocks in which the fund invests. The average annual total returns of the Russell 1000 Value Index for the one-year, five-year and ten-year periods ending on December 31, 2014 were 13.45%, 15.42%, and 7.30%.